Summary of Significant Accounting Policies - Summary of Restricted Investments Held By The Fund (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Investments [Line Items]
Cost	$ 80,444,462
Fair Value	$ 46,440,534
% of Net Assets	85.84%
Automation Anywhere, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 2,609,219
Fair Value	$ 382,206
% of Net Assets	0.71%
Axiom Space Inc | Series C Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 22, 2021
Cost	$ 1,499,929
Fair Value	$ 1,499,929
% of Net Assets	2.77%
Axiom Space Inc | Series C-1 Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 22, 2021
Cost	$ 3,179,754
Fair Value	$ 3,634,867
% of Net Assets	6.72%
Bolt Financial Inc | Series C Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 08, 2022
Cost	$ 2,000,020
Fair Value	$ 499,096
% of Net Assets	0.92%
Boom Technology Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Feb. 18, 2022
Cost	$ 2,000,000
Fair Value	$ 2,000,000
% of Net Assets	3.70%
Brex, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 02, 2022
Cost	$ 4,130,298
Fair Value	$ 2,122,938
% of Net Assets	3.92%
CElegans Labs, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 23, 2021
Cost	$ 2,999,977
Fair Value	$ 2,999,977
% of Net Assets	5.55%
Chime Financial Inc | Series A Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 5,150,748
Fair Value	$ 1,205,000
% of Net Assets	2.23%
ClassDojo, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 19, 2021
Cost	$ 3,000,018
Fair Value	$ 1,592,040
% of Net Assets	2.94%
Discord Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 724,942
Fair Value	$ 293,975
% of Net Assets	0.54%
Discord Inc | Series G Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 889,055
Fair Value	$ 360,525
% of Net Assets	0.67%
Epic Games, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 31, 2021
Cost	$ 6,998,590
Fair Value	$ 3,165,440
% of Net Assets	5.85%
Flexport Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 29, 2022
Cost	$ 520,000
Fair Value	$ 245,700
% of Net Assets	0.45%
Impossible Foods Inc | Series A Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 17, 2022
Cost	$ 1,272,986
Fair Value	$ 260,000
% of Net Assets	0.48%
Impossible Foods Inc | Series H Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 04, 2021
Cost	$ 2,098,940
Fair Value	$ 413,907
% of Net Assets	0.77%
Jeeves Inc | Series C Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Apr. 05, 2022
Cost	$ 749,997
Fair Value	$ 749,997
% of Net Assets	1.38%
Klarna Bank AB
Schedule of Investments [Line Items]
Initial Acquisition Date	Mar. 16, 2022
Cost	$ 4,657,660
Fair Value	$ 687,125
% of Net Assets	1.27%
Maplebear, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Oct. 08, 2021
Cost	$ 3,556,000
Fair Value	$ 718,755
% of Net Assets	1.33%
Maplebear, Inc | Series B Preferred Stock
Schedule of Investments [Line Items]
Initial Acquisition Date	Nov. 16, 2021
Cost	$ 2,863,400
Fair Value	$ 606,800
% of Net Assets	1.12%
Plaid, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Feb. 15, 2022
Cost	$ 1,110,340
Fair Value	$ 418,634
% of Net Assets	0.77%
Public Holdings Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Jul. 22, 2021
Cost	$ 999,990
Fair Value	$ 777,770
% of Net Assets	1.44%
Relativity Space, LLC
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 28, 2021
Cost	$ 1,659,997
Fair Value	$ 1,555,926
% of Net Assets	2.88%
Revolut Group Holdings Ltd
Schedule of Investments [Line Items]
Initial Acquisition Date	Dec. 08, 2021
Cost	$ 5,275,185
Fair Value	$ 1,742,500
% of Net Assets	3.22%
Space Exploration Technologies Corp | Common Class A
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 27, 2022
Cost	$ 10,009,990
Fair Value	$ 10,945,935
% of Net Assets	20.23%
Space Exploration Technologies Corp | Class A and Class C
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 08, 2022
Cost	$ 3,390,000
Fair Value	$ 3,736,554
% of Net Assets	6.91%
Space Exploration Technologies Corp | Common Class A
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 09, 2022
Cost	$ 618,618
Fair Value	$ 737,100
% of Net Assets	1.36%
Stripe, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Jan. 10, 2022
Cost	$ 3,478,813
Fair Value	$ 987,880
% of Net Assets	1.83%
SuperHuman Labs, Inc
Schedule of Investments [Line Items]
Initial Acquisition Date	Jun. 25, 2021
Cost	$ 2,999,996
Fair Value	$ 2,099,958
% of Net Assets	3.88%